Related party transactions - Analysis of Related Party Receivable Balances (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2018	Jul. 01, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Mar. 31, 2015
Related Party Transaction [Line Items]
Total related party receivables	$ 716		$ 716
Repayments received against related party loans	(7)
Related party loans and interest
Related Party Transaction [Line Items]
Total related party receivables	476		476
Deferred consideration arrangements
Related Party Transaction [Line Items]
Total related party receivables	59		59
Convertible bond
Related Party Transaction [Line Items]
Total related party receivables	43		43
Trading balances
Related Party Transaction [Line Items]
Total related party receivables	138		138
SeaMex seller's credit and loans receivable | Related party loans and interest
Related Party Transaction [Line Items]
Total related party receivables	398		$ 398
Interest rate on related party receivable			6.50%
SeaMex seller's credit and loans receivable | Sellers credit
Related Party Transaction [Line Items]
Total related party receivables							$ 250
SeaMex seller's credit and loans receivable | Working capital loan
Related Party Transaction [Line Items]
Total related party receivables						$ 45
SeaMex seller's credit and loans receivable | Accrued interest
Related Party Transaction [Line Items]
Total related party receivables	103		$ 103
Seabras loans receivable | Related party loans and interest
Related Party Transaction [Line Items]
Total related party receivables	78		78
Repayments received against related party loans			23
Seabras loans receivable | Accrued interest
Related Party Transaction [Line Items]
Total related party receivables	8		8
Seabras loans receivable | Loan principal
Related Party Transaction [Line Items]
Total related party receivables	70		70
Seabras loans receivable | Shareholder loans
Related Party Transaction [Line Items]
Repayments received against related party loans			20
Seadrill Partners | Related party loans and interest
Related Party Transaction [Line Items]
Total related party receivables	0		0
Seadrill Partners | Deferred consideration arrangements
Related Party Transaction [Line Items]
Total related party receivables	59		59
Predecessor
Related Party Transaction [Line Items]
Total related party receivables				$ 764
Repayments received against related party loans		$ 13		42	$ (2)
Predecessor | Related party loans and interest
Related Party Transaction [Line Items]
Total related party receivables				495
Predecessor | Deferred consideration arrangements
Related Party Transaction [Line Items]
Total related party receivables				52
Predecessor | Convertible bond
Related Party Transaction [Line Items]
Total related party receivables				53
Predecessor | Trading balances
Related Party Transaction [Line Items]
Total related party receivables				164
Predecessor | SeaMex seller's credit and loans receivable | Related party loans and interest
Related Party Transaction [Line Items]
Total related party receivables				369
Predecessor | Seabras loans receivable | Related party loans and interest
Related Party Transaction [Line Items]
Total related party receivables				101
Predecessor | Seadrill Partners | Related party loans and interest
Related Party Transaction [Line Items]
Total related party receivables				25
Predecessor | Seadrill Partners | Deferred consideration arrangements
Related Party Transaction [Line Items]
Total related party receivables				53
West Vela | Disposal Group, Disposed of by Sale, Not Discontinued Operations | Seadrill Partners | Mobilization receivable
Related Party Transaction [Line Items]
Total related party receivables	31		31
West Vela | Disposal Group, Disposed of by Sale, Not Discontinued Operations | Seadrill Partners | Share of dayrate
Related Party Transaction [Line Items]
Total related party receivables	27		27
West Vela | Disposal Group, Disposed of by Sale, Not Discontinued Operations | Predecessor | Seadrill Partners | Mobilization receivable
Related Party Transaction [Line Items]
Total related party receivables				44
West Vela | Disposal Group, Disposed of by Sale, Not Discontinued Operations | Predecessor | Seadrill Partners | Share of dayrate
Related Party Transaction [Line Items]
Total related party receivables				4
West Polaris | Disposal Group, Disposed of by Sale, Not Discontinued Operations | Seadrill Partners | Deferred consideration arrangements
Related Party Transaction [Line Items]
Total related party receivables	$ 1		$ 1
West Polaris | Disposal Group, Disposed of by Sale, Not Discontinued Operations | Predecessor | Seadrill Partners | Deferred consideration arrangements
Related Party Transaction [Line Items]
Total related party receivables				$ 5
Minimum | LIBOR | Seabras loans receivable | Related party loans and interest
Related Party Transaction [Line Items]
Interest rate on related party receivable			3.40%
Maximum | LIBOR | Seabras loans receivable | Related party loans and interest
Related Party Transaction [Line Items]
Interest rate on related party receivable			3.99%